ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
General and administration	$ 2,455,174	$ 3,683,931
Research and development	2,621,808	801,901
Occupancy		44,232
Patient services		1,029,479
Sales and marketing		92,856
Property, plant and equipment		194,273
Total	5,076,982	5,846,672
Personnel costs	$ 1,088,078	$ 2,228,252